Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2018 item customer	Dec. 31, 2017 item customer	Dec. 31, 2016 item customer
Accounts payable risk
Concentration and risks
Number of major suppliers | item	1	1
Revenues
Concentration and risks
Number of major customers | customer	1	0	1
Revenues | Customer risk | Customer A
Concentration and risks
Significant credit risk			19.00%
Revenues | Customer risk | Customer B
Concentration and risks
Significant credit risk	13.00%
Accounts Receivable, net
Concentration and risks
Number of major customers | customer	4	2
Accounts Receivable, net | Accounts receivable risk | Customer A
Concentration and risks
Significant credit risk		13.00%
Accounts Receivable, net | Accounts receivable risk | Customer B
Concentration and risks
Significant credit risk	29.00%	32.00%
Accounts Receivable, net | Accounts receivable risk | Customer C
Concentration and risks
Significant credit risk	12.00%
Accounts Receivable, net | Accounts receivable risk | Customer D
Concentration and risks
Significant credit risk	11.00%
Accounts Receivable, net | Accounts receivable risk | Customer E
Concentration and risks
Significant credit risk	10.00%
Costs and expenses
Concentration and risks
Number of major suppliers | item	0	2	3
Costs and expenses | Supplier risk | Supplier I
Concentration and risks
Significant credit risk		13.00%
Costs and expenses | Supplier risk | Supplier III
Concentration and risks
Significant credit risk		14.00%
Accounts payable | Accounts payable risk | Supplier IV
Concentration and risks
Significant credit risk		31.00%
Accounts payable | Accounts payable risk | Supplier V
Concentration and risks
Significant credit risk	14.00%
Predecessor | Costs and expenses | Supplier risk | Supplier I
Concentration and risks
Significant credit risk			20.00%
Predecessor | Costs and expenses | Supplier risk | Supplier II
Concentration and risks
Significant credit risk			14.00%
Predecessor | Costs and expenses | Supplier risk | Supplier III
Concentration and risks
Significant credit risk			16.00%